Quarterly Holdings Report
for

Fidelity® Limited Term Government Fund

August 31, 2019

ISG-QTLY-1019
1.968341.105

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 69.0%
	Principal Amount	Value
U.S. Treasury Obligations - 68.9%
U.S. Treasury Notes:
1.25% 8/31/24	$5,660,000	$5,621,751
1.5% 7/15/20 (a)	18,508,000	18,454,500
1.625% 8/31/22	840,000	844,561
1.75% 7/31/21	900,000	903,727
1.75% 6/30/22 (a)(b)	12,447,000	12,555,911
1.75% 7/31/24	7,660,000	7,788,365
1.875% 7/31/22	7,869,000	7,965,211
1.875% 9/30/22 (a)	2,900,000	2,939,195
1.875% 10/31/22	2,508,000	2,542,485
2% 9/30/20	2,602,000	2,607,794
2% 5/31/24	4,240,000	4,355,938
2.125% 5/31/21	6,800,000	6,863,484
2.125% 12/31/22	1,949,000	1,993,233
2.125% 3/31/24	3,706,000	3,821,957
2.375% 4/15/21	12,830,000	12,984,862
2.375% 5/15/29	890,000	959,531
2.5% 12/31/20	34,518,000	34,886,102
2.5% 1/31/21	27,345,000	27,657,972
2.5% 1/15/22	29,069,000	29,751,440
2.625% 12/31/23	12,515,000	13,145,639
2.75% 9/30/20	11,315,000	11,431,686
2.875% 10/31/20	2,800,000	2,835,656
		212,911,000
Other Government Related - 0.1%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 1 month U.S. LIBOR + 0.350% 2.5628% 12/7/20 (NCUA Guaranteed) (c)(d)	183,558	183,129
Series 2011-R1 Class 1A, 1 month U.S. LIBOR + 0.450% 2.6785% 1/8/20 (NCUA Guaranteed) (c)(d)	227,084	227,197
		410,326
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $210,187,754)		213,321,326

U.S. Government Agency - Mortgage Securities - 10.7%
Fannie Mae - 2.9%
12 month U.S. LIBOR + 1.365% 4.115% 10/1/35 (c)(d)	3,053	3,157
12 month U.S. LIBOR + 1.480% 4.242% 7/1/34 (c)(d)	3,725	3,878
12 month U.S. LIBOR + 1.495% 4.509% 1/1/35 (c)(d)	12,032	12,464
12 month U.S. LIBOR + 1.553% 4.337% 6/1/36 (c)(d)	2,475	2,580
12 month U.S. LIBOR + 1.553% 4.428% 5/1/44 (c)(d)	20,828	21,510
12 month U.S. LIBOR + 1.557% 4.67% 2/1/44 (c)(d)	9,749	10,053
12 month U.S. LIBOR + 1.558% 4.544% 2/1/44 (c)(d)	13,027	13,423
12 month U.S. LIBOR + 1.565% 4.69% 3/1/37 (c)(d)	4,939	5,145
12 month U.S. LIBOR + 1.570% 4.445% 5/1/44 (c)(d)	9,776	10,103
12 month U.S. LIBOR + 1.575% 4.601% 4/1/44 (c)(d)	55,157	56,952
12 month U.S. LIBOR + 1.580% 4.574% 1/1/44 (c)(d)	17,340	17,870
12 month U.S. LIBOR + 1.580% 4.681% 4/1/44 (c)(d)	20,401	21,070
12 month U.S. LIBOR + 1.617% 4.583% 3/1/33 (c)(d)	8,138	8,448
12 month U.S. LIBOR + 1.645% 4.693% 6/1/47 (c)(d)	10,367	10,871
12 month U.S. LIBOR + 1.666% 4.538% 11/1/36 (c)(d)	16,298	16,996
12 month U.S. LIBOR + 1.745% 4.755% 7/1/35 (c)(d)	3,263	3,401
12 month U.S. LIBOR + 1.760% 4.84% 2/1/37 (c)(d)	38,837	40,527
12 month U.S. LIBOR + 1.800% 4.786% 1/1/42 (c)(d)	31,460	32,610
12 month U.S. LIBOR + 1.818% 4.932% 2/1/42 (c)(d)	38,495	40,058
12 month U.S. LIBOR + 1.851% 4.58% 5/1/36 (c)(d)	1,740	1,821
12 month U.S. LIBOR + 1.885% 4.927% 4/1/36 (c)(d)	28,907	30,322
12 month U.S. LIBOR + 2.176% 4.808% 8/1/35 (c)(d)	13,619	14,294
6 month U.S. LIBOR + 1.510% 4.144% 2/1/33 (c)(d)(e)	2,339	2,413
6 month U.S. LIBOR + 1.535% 4.178% 3/1/35 (c)(d)	3,093	3,200
6 month U.S. LIBOR + 1.535% 4.315% 12/1/34 (c)(d)	4,485	4,628
6 month U.S. LIBOR + 1.545% 4.17% 4/1/33 (c)(d)	28,544	29,469
6 month U.S. LIBOR + 1.556% 4.278% 10/1/33 (c)(d)	3,138	3,236
6 month U.S. LIBOR + 1.565% 4.085% 7/1/35 (c)(d)	1,832	1,898
U.S. TREASURY 1 YEAR INDEX + 2.207% 4.681% 7/1/36 (c)(d)	13,225	13,789
U.S. TREASURY 1 YEAR INDEX + 2.208% 4.833% 3/1/35 (c)(d)	1,139	1,193
U.S. TREASURY 1 YEAR INDEX + 2.295% 4.678% 10/1/33 (c)(d)	4,470	4,666
U.S. TREASURY 1 YEAR INDEX + 2.303% 4.553% 12/1/32 (c)(d)	46,472	48,535
U.S. TREASURY 1 YEAR INDEX + 2.460% 4.961% 12/1/32 (c)(d)	231,650	241,810
3% 9/1/32 to 11/1/33	1,165,726	1,204,177
3.5% 7/1/32	903,800	942,692
4% 7/1/46 to 9/1/48	4,539,855	4,793,774
4.5% 11/1/25 to 6/1/41	615,271	656,778
5.5% 8/1/25	71,966	74,891
6% 1/1/34 to 6/1/36	287,598	324,152
6.5% 2/1/22 to 8/1/36	297,267	336,689
		9,065,543
Freddie Mac - 1.0%
12 month U.S. LIBOR + 1.515% 4.39% 11/1/35 (c)(d)	6,091	6,298
12 month U.S. LIBOR + 1.600% 4.35% 7/1/35 (c)(d)	5,530	5,761
12 month U.S. LIBOR + 1.754% 4.498% 9/1/41 (c)(d)	87,973	91,059
12 month U.S. LIBOR + 1.793% 4.695% 4/1/37 (c)(d)	6,724	7,018
12 month U.S. LIBOR + 1.880% 4.717% 10/1/41 (c)(d)	93,942	97,554
12 month U.S. LIBOR + 1.884% 4.628% 10/1/42 (c)(d)	43,881	45,673
12 month U.S. LIBOR + 2.045% 4.785% 7/1/36 (c)(d)	10,967	11,504
12 month U.S. LIBOR + 2.070% 4.998% 3/1/33 (c)(d)	288	300
6 month U.S. LIBOR + 1.445% 4.195% 3/1/35 (c)(d)	6,987	7,194
6 month U.S. LIBOR + 1.647% 4.289% 2/1/37 (c)(d)	7,628	7,899
6 month U.S. LIBOR + 1.665% 4.318% 7/1/35 (c)(d)	83,520	86,494
6 month U.S. LIBOR + 1.720% 4.247% 8/1/37 (c)(d)	9,885	10,277
6 month U.S. LIBOR + 1.746% 4.58% 5/1/37 (c)(d)	2,607	2,713
6 month U.S. LIBOR + 1.843% 4.534% 10/1/36 (c)(d)	27,311	28,407
6 month U.S. LIBOR + 1.912% 4.623% 10/1/35 (c)(d)	17,892	18,608
6 month U.S. LIBOR + 2.010% 4.635% 5/1/37 (c)(d)	10,082	10,505
6 month U.S. LIBOR + 2.010% 4.731% 5/1/37 (c)(d)	13,332	13,886
6 month U.S. LIBOR + 2.040% 4.665% 6/1/37 (c)(d)	7,603	7,936
6 month U.S. LIBOR + 2.276% 4.955% 10/1/35 (c)(d)	2,038	2,115
U.S. TREASURY 1 YEAR INDEX + 2.035% 4.58% 6/1/33 (c)(d)	24,817	25,973
U.S. TREASURY 1 YEAR INDEX + 2.230% 4.741% 4/1/34 (c)(d)	70,368	73,953
U.S. TREASURY 1 YEAR INDEX + 2.239% 4.865% 2/1/36 (c)(d)	336	351
U.S. TREASURY 1 YEAR INDEX + 2.548% 4.956% 7/1/35 (c)(d)	21,533	22,564
2.5% 11/1/32 to 7/1/33	919,125	932,642
3% 4/1/33 to 7/1/33	1,205,992	1,247,017
3.5% 7/1/32	325,534	339,702
5% 9/1/35	888	976
6% 1/1/24	40,232	42,149
6.5% 12/1/21	9,923	10,237
9.5% 11/1/21 to 12/1/22	219	226
		3,156,991
Ginnie Mae - 6.8%
6% 6/15/36	255,830	289,041
8% 12/15/23	14,422	15,332
3% 9/1/49 (f)	1,400,000	1,443,696
3% 9/1/49 (f)	1,300,000	1,340,575
3% 9/1/49 (f)	550,000	567,166
3% 9/1/49 (f)	450,000	464,045
3% 9/1/49 (f)	100,000	103,121
3% 9/1/49 (f)	1,700,000	1,753,060
3.5% 5/20/46 to 9/20/46	2,378,102	2,483,769
3.5% 9/1/49 (f)	4,550,000	4,727,024
3.5% 9/1/49 (f)	4,550,000	4,727,024
4% 7/20/47	1,291,269	1,354,748
4% 9/1/49 (f)	1,300,000	1,354,539
4.469% 2/20/62 (c)(g)	32,543	32,955
4.5% 3/20/47	155,600	164,893
4.573% 2/20/62 (c)(g)	6,056	6,090
4.97% 1/20/62 (c)(g)	59,730	60,405
5.47% 8/20/59 (c)(g)	531	578
		20,888,061
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $32,764,549)		33,110,595

Asset-Backed Securities - 0.1%
Brazos Higher Education Authority, Inc. Series 2010-1 Class A1, 3 month U.S. LIBOR + 0.900% 3.0323% 5/25/29(c)(d)	$
(Cost $196,421)	194,778	195,267

Collateralized Mortgage Obligations - 9.4%
U.S. Government Agency - 9.4%
Fannie Mae:
floater:	$	$
Series 1994-42 Class FK, 10-Year Treasury Constant Maturity Rate - 0.500% 1.57% 4/25/24 (c)(d)	87,536	87,095
Series 2001-38 Class QF, 1 month U.S. LIBOR + 0.980% 3.1253% 8/25/31 (c)(d)	26,531	27,029
Series 2002-49 Class FB, 1 month U.S. LIBOR + 0.600% 2.782% 11/18/31 (c)(d)	27,524	27,694
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 3.1453% 4/25/32 (c)(d)	6,191	6,291
Series 2002-74 Class FV, 1 month U.S. LIBOR + 0.450% 2.5953% 11/25/32 (c)(d)	212,597	213,492
Series 2002-75 Class FA, 1 month U.S. LIBOR + 1.000% 3.1453% 11/25/32 (c)(d)	12,681	12,888
Series 2010-15 Class FJ, 1 month U.S. LIBOR + 0.930% 3.0753% 6/25/36 (c)(d)	357,325	362,401
planned amortization class:
Series 2005-19 Class PA, 5.5% 7/25/34	26,424	26,646
Series 2005-64 Class PX, 5.5% 6/25/35	74,073	78,877
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23	37,611	38,774
Series 2004-52 Class KZ, 5.5% 7/25/34	593,242	668,298
Series 2010-139 Class NI, 4.5% 2/25/40 (e)	166,284	12,380
Series 2010-39 Class FG, 1 month U.S. LIBOR + 0.920% 3.0653% 3/25/36 (c)(d)	227,745	232,499
Series 2011-67 Class AI, 4% 7/25/26 (e)	44,317	3,218
Freddie Mac:
floater:
Series 2448 Class FT, 1 month U.S. LIBOR + 1.000% 3.1951% 3/15/32 (c)(d)	30,432	30,921
Series 2526 Class FC, 1 month U.S. LIBOR + 0.400% 2.5951% 11/15/32 (c)(d)	39,616	39,629
Series 2530 Class FE, 1 month U.S. LIBOR + 0.600% 2.7951% 2/15/32 (c)(d)	16,193	16,346
Series 2711 Class FC, 1 month U.S. LIBOR + 0.900% 3.0951% 2/15/33 (c)(d)	95,274	96,678
floater planned amortization class Series 2770 Class FH, 1 month U.S. LIBOR + 0.400% 2.5951% 3/15/34 (c)(d)	108,658	108,618
planned amortization class Series 3415 Class PC, 5% 12/15/37	36,833	40,467
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	117,021	125,064
Series 2004-2802 Class ZG, 5.5% 5/15/34	479,096	544,298
Series 2004-2862 Class NE, 5% 9/15/24	638,595	660,763
Series 2145 Class MZ, 6.5% 4/15/29	123,757	140,354
Series 2357 Class ZB, 6.5% 9/15/31	91,371	105,342
Series 3745 Class KV, 4.5% 12/15/26	400,898	426,332
Series 3859 Class JZ, 5% 5/15/41	659,989	734,700
Freddie Mac Multi-family Structured pass-thru certificates sequential payer Series 4335 Class AL, 4.25% 3/15/40	325,392	338,329
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 1 month U.S. LIBOR + 0.500% 2.6721% 7/20/37 (c)(d)	60,665	60,964
Series 2008-2 Class FD, 1 month U.S. LIBOR + 0.480% 2.6521% 1/20/38 (c)(d)	15,877	15,954
Series 2008-73 Class FA, 1 month U.S. LIBOR + 0.860% 3.0321% 8/20/38 (c)(d)	128,918	130,722
Series 2008-83 Class FB, 1 month U.S. LIBOR + 0.900% 3.0721% 9/20/38 (c)(d)	107,056	109,394
Series 2009-108 Class CF, 1 month U.S. LIBOR + 0.600% 2.7974% 11/16/39 (c)(d)	61,952	62,434
Series 2009-116 Class KF, 1 month U.S. LIBOR + 0.530% 2.7274% 12/16/39 (c)(d)	46,956	47,262
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 2.5711% 7/20/60 (c)(d)(g)	692,650	689,777
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 2.6795% 9/20/60 (c)(d)(g)	825,021	821,326
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 2.6795% 8/20/60 (c)(d)(g)	948,329	944,168
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 2.7595% 12/20/60 (c)(d)(g)	295,620	294,860
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 2.8795% 12/20/60 (c)(d)(g)	455,369	455,671
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 2.8795% 2/20/61 (c)(d)(g)	871,518	872,037
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 2.8695% 2/20/61(c)(d)(g)	1,026,211	1,026,658
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 2.8795% 4/20/61 (c)(d)(g)	349,894	350,128
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 2.8795% 5/20/61 (c)(d)(g)	419,044	419,347
Class FC, 1 month U.S. LIBOR + 0.500% 2.8795% 5/20/61 (c)(d)(g)	385,119	385,383
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 2.9095% 6/20/61 (c)(d)(g)	464,857	465,478
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 2.9795% 10/20/61 (c)(d)(g)	495,083	496,563
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 3.0795% 11/20/61 (c)(d)(g)	455,600	458,031
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 3.0795% 1/20/62 (c)(d)(g)	318,248	319,898
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 3.0095% 1/20/62 (c)(d)(g)	453,184	454,883
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 3.0095% 3/20/62 (c)(d)(g)	281,792	282,155
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 3.0295% 5/20/61 (c)(d)(g)	12,120	12,155
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 2.6595% 5/20/63 (c)(d)(g)	83,691	83,608
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 2.5795% 4/20/63 (c)(d)(g)	84,972	84,791
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 2.7795% 12/20/62 (c)(d)(g)	93,665	93,636
Series 2017-161 Class DF, 1 month U.S. LIBOR + 0.250% 2.4221% 10/20/47 (c)(d)	345,887	342,742
Series 2018-65 Class DF, 1 month U.S. LIBOR + 0.300% 2.4721% 5/20/48 (c)(d)	428,880	425,481
Series 2018-77 Class FA, 1 month U.S. LIBOR + 0.300% 2.4721% 6/20/48 (c)(d)	494,713	490,647
planned amortization class:
Series 2011-68 Class EC, 3.5% 4/20/41	291,443	305,465
Series 2017-134 Class BA, 2.5% 11/20/46	71,259	72,343
sequential payer:
Series 2013-H06 Class HA, 1.65% 1/20/63 (g)	145,614	144,917
Series 2013-H26 Class HA, 3.5% 9/20/63 (g)	1,762,183	1,777,657
Series 2014-H04 Class HA, 2.75% 2/20/64 (g)	1,383,726	1,399,712
Series 2014-H12 Class KA, 2.75% 5/20/64 (g)	374,644	377,373
Series 2016-H02 Class FM, 1 month U.S. LIBOR + 0.500% 2.8795% 9/20/62 (c)(d)(g)	541,017	541,184
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 3.0295% 11/20/65 (c)(d)(g)	67,008	67,079
Series 2018-H12 Class HA, 3.25% 8/20/68 (g)	1,279,429	1,346,862
Series 2010-H15 Class TP, 5.15% 8/20/60 (g)	273,933	274,676
Series 2010-H17 Class XP, 5.2943% 7/20/60 (c)(g)	155,119	155,688
Series 2010-H18 Class PL, 5.01% 9/20/60 (c)(g)	146,784	147,658
Series 2012-64 Class KI, 3.5% 11/20/36 (e)	54,422	1,939
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 5.7705% 4/20/39 (c)(h)	136,228	140,241
Class ST, 8.800% - 1 month U.S. LIBOR 5.9038% 8/20/39 (c)(h)	473,766	490,732
Series 2013-H08 Class MA, 3% 3/20/63 (g)	927,123	928,996
Series 2015-H21:
Class HA, 2.5% 6/20/63 (g)	636,242	635,479
Class JA, 2.5% 6/20/65 (g)	113,685	113,605
Series 2015-H30 Class HA, 1.75% 9/20/62 (c)(g)	1,106,800	1,102,298
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 2.43% 5/20/66 (c)(d)(g)	1,528,312	1,528,644
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.28% 8/20/66 (c)(d)(g)	1,601,650	1,597,525
		29,051,649
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $29,004,527)		29,051,649

Commercial Mortgage Securities - 2.3%
Freddie Mac:
sequential payer Series K712 Class A2, 1.869% 11/25/19	1,899,108	1,895,371
Series K013 Class A2, 3.974% 1/25/21	5,225,000	5,336,177
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $7,184,942)		7,231,548

Foreign Government and Government Agency Obligations - 5.3%
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	11,600,000	13,405,602
5.5% 12/4/23	4,000	4,636
Ukraine Government 1.471% 9/29/21	2,891,000	2,886,005
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $15,844,031)		16,296,243
	Shares	Value

Money Market Funds - 10.2%
Fidelity Cash Central Fund 2.13% (i)
(Cost $31,427,162)	31,420,905	31,427,189

Purchased Swaptions - 0.4%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 2.3275% and receive quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/11/24	11,200,000	$151,238
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to pay semi-annually a fixed rate of 2.5340% and receive quarterly a floating rate based on 3-month LIBOR, expiring December 2027	12/8/20	5,500,000	12,909
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to pay semi-annually a fixed rate of 2.5575% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/6/20	1,200,000	2,139

TOTAL PUT OPTIONS			166,286

Call Options - 0.4%
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 2.3275% and pay quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/11/24	11,200,000	610,148
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to receive semi-annually a fixed rate of 2.5340% and pay quarterly a floating rate based on 3-month LIBOR, expiring December 2027	12/8/20	5,500,000	466,611
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to receive semi-annually a fixed rate of 2.5575% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/6/20	1,200,000	103,562

TOTAL CALL OPTIONS			1,180,321

TOTAL PURCHASED SWAPTIONS
(Cost $1,035,940)			1,346,607
TOTAL INVESTMENT IN SECURITIES - 107.4%
(Cost $327,645,326)			331,980,424
NET OTHER ASSETS (LIABILITIES) - (7.4)%			(22,836,696)
NET ASSETS - 100%			$309,143,728

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
3.5% 9/1/49	$(1,650,000)	$(1,714,195)
3.5% 9/1/49	(1,800,000)	(1,870,031)
3.5% 9/1/49	(950,000)	(986,961)
3.5% 9/1/49	(1,300,000)	(1,350,578)
3.5% 9/1/49	(500,000)	(519,453)
3.5% 9/1/49	(100,000)	(103,891)
3.5% 9/1/49	(100,000)	(103,891)
4% 9/1/49	(1,300,000)	(1,354,539)
TOTAL TBA SALE COMMITMENTS
(Proceeds $7,982,143)		$(8,003,539)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	8	Dec. 2019	$1,053,750	$(642)	$(642)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	211	Dec. 2019	45,600,727	18,054	18,054
CBOT 5-Year U.S. Treasury Note Contracts (United States)	286	Dec. 2019	34,313,297	52,771	52,771

TOTAL PURCHASED					70,183

Sold
Treasury Contracts
CBOT Long Term U.S. Treasury Bond Contracts (United States)	3	Dec. 2019	495,750	(2,819)	(2,819)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	29	Dec. 2019	4,188,688	(11,611)	(11,611)

TOTAL SOLD					(14,430)

TOTAL FUTURES CONTRACTS					$55,753

The notional amount of futures purchased as a percentage of Net Assets is 26.2%

The notional amount of futures sold as a percentage of Net Assets is 1.5%

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
3-month LIBOR(3)	Quarterly	1.5%	Semi - annual	LCH	Dec. 2024	$2,500,000	$2,871	$0	$2,871
3-month LIBOR(3)	Quarterly	1.5%	Semi - annual	LCH	Dec. 2029	1,900,000	3,651	0	3,651

TOTAL INTEREST RATE SWAPS							$6,522	$0	$6,522

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $353,248.

 (b) Security or a portion of the security has been segregated as collateral for open over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $160,405.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$198,444
Total	$198,444

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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